Schedule of Investments (unaudited) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 18.5%
Abacus Property Group	98,953	$262,573
Accent Group Ltd.	145,252	165,111
Adelaide Brighton Ltd.	91,960	280,264
Afterpay Touch Group Ltd.(a)	30,378	547,154
AGL Energy Ltd.	106,447	1,665,532
ALS Ltd.	91,809	513,081
Altium Ltd.	35,838	852,591
Altura Mining Ltd.(a)(b)	970,083	71,693
Alumina Ltd.	497,466	784,317
Amcor Ltd./Australia	190,535	2,149,753
AMP Ltd.	586,290	936,739
Ansell Ltd.	27,520	522,989
APA Group	188,357	1,275,372
Appen Ltd.	24,156	430,496
ARB Corp. Ltd.	14,963	190,940
Aristocrat Leisure Ltd.	95,584	1,754,579
ASX Ltd.	32,520	1,705,246
Atlas Arteria Ltd.	219,336	1,080,658
Aurizon Holdings Ltd.	352,048	1,179,476
Ausdrill Ltd.	206,607	238,489
AusNet Services	271,577	339,290
Australia & New Zealand Banking Group Ltd.	480,838	9,205,511
Australian Agricultural Co. Ltd.(a)	196,406	163,124
Australian Pharmaceutical Industries Ltd.	112,133	113,652
Bank of Queensland Ltd.	75,086	489,913
Bapcor Ltd.	146,619	587,196
Beach Energy Ltd.	488,387	732,190
Bellamy’s Australia Ltd.(a)	26,289	199,468
Bendigo & Adelaide Bank Ltd.	78,253	567,307
BHP Group Ltd.	495,381	13,040,407
Blackmores Ltd.(b)	3,034	197,617
BlueScope Steel Ltd.	104,957	993,605
Boral Ltd.	215,234	734,739
Brambles Ltd.	268,097	2,273,836
Breville Group Ltd.	24,953	337,915
Brickworks Ltd.	23,256	267,956
BWP Trust	126,943	330,591
Caltex Australia Ltd.	46,356	887,799
carsales.com Ltd.	45,481	430,879
Cedar Woods Properties Ltd.	54,391	217,831
Challenger Ltd.	99,735	577,032
Charter Hall Group	113,015	780,343
Charter Hall Retail REIT	90,816	297,232
CIMIC Group Ltd.	20,794	740,428
Cleanaway Waste Management Ltd.	446,756	707,511
Coca-Cola Amatil Ltd.	92,927	575,579
Cochlear Ltd.	9,702	1,279,230
Coles Group Ltd.(a)	186,154	1,652,219
Commonwealth Bank of Australia	284,475	14,920,973
Computershare Ltd.	79,334	995,614
Corporate Travel Management Ltd.	16,736	313,927
Costa Group Holdings Ltd.	78,645	313,859
Credit Corp. Group Ltd.	13,851	232,514
Cromwell Property Group	450,120	356,419
Crown Resorts Ltd.	61,948	579,472
CSL Ltd.	75,822	10,597,150
CSR Ltd.	107,842	270,220
Dexus	157,644	1,386,972

Security	Shares	Value

Australia (continued)
Domino’s Pizza Enterprises Ltd.(b)	12,378	$374,627
Downer EDI Ltd.	107,688	586,663
DuluxGroup Ltd.	100,699	691,051
Eclipx Group Ltd.	171,325	122,396
Evolution Mining Ltd.	263,157	590,862
Flight Centre Travel Group Ltd.	9,361	253,008
Fortescue Metals Group Ltd.	267,280	1,345,094
Galaxy Resources Ltd.(a)(b)	115,478	118,668
GDI Property Group	903,816	884,250
Genworth Mortgage Insurance Australia Ltd.	63,015	106,004
Goodman Group	287,169	2,659,951
GPT Group (The)	278,745	1,124,196
GrainCorp Ltd., Class A	43,492	275,507
Growthpoint Properties Australia Ltd.	32,590	96,571
GUD Holdings Ltd.	17,796	148,054
GWA Group Ltd.	65,557	155,500
Harvey Norman Holdings Ltd.	117,551	345,019
Healthscope Ltd.	280,812	484,241
Iluka Resources Ltd.	79,098	481,016
Incitec Pivot Ltd.	287,348	681,582
Independence Group NL	99,005	310,794
Insurance Australia Group Ltd.	390,606	2,166,433
InvoCare Ltd.	25,132	270,821
IPH Ltd.	47,633	239,044
IRESS Ltd.	38,615	389,478
James Hardie Industries PLC	79,993	1,085,523
JB Hi-Fi Ltd.	23,992	435,172
Lendlease Group	97,647	914,094
Link Administration Holdings Ltd.	100,833	539,382
Lynas Corp. Ltd.(a)	139,995	195,100
Macquarie Group Ltd.	47,960	4,547,021
Magellan Financial Group Ltd.	23,179	727,792
Mayne Pharma Group Ltd.(a)	478,914	235,959
McMillan Shakespeare Ltd.	17,348	162,032
Medibank Pvt Ltd.	480,772	967,800
Mesoblast Ltd.(a)(b)	125,172	144,488
Metcash Ltd.	200,641	405,305
Mineral Resources Ltd.	34,619	379,875
Mirvac Group	599,600	1,194,341
Monadelphous Group Ltd.	25,030	333,849
National Australia Bank Ltd.	436,919	7,795,771
Navitas Ltd.	61,854	252,073
Newcrest Mining Ltd.	126,708	2,230,478
NEXTDC Ltd.(a)	125,683	565,272
Northern Star Resources Ltd.	97,298	560,878
NRW Holdings Ltd.	104,493	216,229
Nufarm Ltd./Australia	66,363	236,351
OFX Group Ltd.	96,296	103,700
Oil Search Ltd.	234,066	1,281,735
Orica Ltd.	64,279	841,516
Origin Energy Ltd.	287,444	1,491,080
Orora Ltd.	241,480	514,996
OZ Minerals Ltd.	47,323	331,751
Pact Group Holdings Ltd.	78,711	145,704
Pendal Group Ltd.	42,725	274,557
Pilbara Minerals Ltd.(a)(b)	412,237	176,993
Platinum Asset Management Ltd.	50,900	178,413
Premier Investments Ltd.	30,635	368,287
QBE Insurance Group Ltd.	217,725	1,981,468
Qube Holdings Ltd.	178,553	355,659

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Quintis Ltd.(a)(b)(c)	56,238	$—
Ramsay Health Care Ltd.	22,447	1,032,012
REA Group Ltd.	11,468	644,933
Regis Resources Ltd.	110,037	370,983
Reliance Worldwide Corp. Ltd.	155,184	533,024
Rio Tinto Ltd.	63,562	4,266,675
Sandfire Resources NL	44,208	219,055
Santos Ltd.	335,932	1,700,045
Saracen Mineral Holdings Ltd.(a)	205,405	403,362
Scentre Group	808,560	2,173,981
Seek Ltd.	55,634	713,067
Select Harvests Ltd.	46,719	210,452
SG Fleet Group Ltd.	74,777	128,948
Shopping Centres Australasia Property Group	172,342	310,536
Sims Metal Management Ltd.	34,668	251,819
Sonic Healthcare Ltd.	61,924	1,117,961
South32 Ltd.	871,043	2,047,700
Southern Cross Media Group Ltd.	204,261	181,149
Spark Infrastructure Group	284,091	451,904
St. Barbara Ltd.	108,616	244,638
Star Entertainment Grp Ltd. (The)	138,727	443,299
Steadfast Group Ltd.	188,792	453,125
Stockland	381,212	1,011,552
Suncorp Group Ltd.	201,627	1,883,215
Super Retail Group Ltd.	33,693	205,370
Sydney Airport	177,158	950,158
Tabcorp Holdings Ltd.	350,381	1,181,289
Tassal Group Ltd.	82,415	297,000
Technology One Ltd.	73,452	454,436
Telstra Corp. Ltd.	577,101	1,372,931
TPG Telecom Ltd.	71,625	339,785
Transurban Group	416,626	3,941,176
Treasury Wine Estates Ltd.	126,699	1,533,846
Vicinity Centres	446,426	798,111
Vocus Group Ltd.(a)	111,447	306,708
Wesfarmers Ltd.	177,187	4,490,919
Western Areas Ltd.	85,946	136,714
Westpac Banking Corp.	553,874	10,724,616
Whitehaven Coal Ltd.	141,212	417,447
WiseTech Global Ltd.	21,594	340,152
Woodside Petroleum Ltd.	151,941	3,784,737
Woolworths Group Ltd.	205,735	4,612,090
WorleyParsons Ltd.	74,056	746,420

		189,793,387

Hong Kong — 10.1%
AIA Group Ltd.	2,049,600	20,886,828
ASM Pacific Technology Ltd.	54,900	635,744
Bank of East Asia Ltd. (The)	219,600	692,775
BeiGene Ltd., ADR(a)	6,222	772,958
BOC Hong Kong Holdings Ltd.	640,500	2,865,571
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	100,431
Champion REIT	366,000	309,766
CITIC Telecom International Holdings Ltd.	366,000	151,618
CK Asset Holdings Ltd.	457,572	3,674,387
CK Hutchison Holdings Ltd.	457,572	4,805,865
CK Infrastructure Holdings Ltd.	94,500	767,284
CLP Holdings Ltd.	274,500	3,112,241
Dah Sing Banking Group Ltd.	219,600	419,864
Galaxy Entertainment Group Ltd.	366,000	2,736,113
Giordano International Ltd.	372,000	176,863

Security	Shares	Value

Hong Kong (continued)
Haitong International Securities Group Ltd.	1,098,000	$397,471
Hang Lung Properties Ltd.	367,000	862,605
Hang Seng Bank Ltd.	128,100	3,363,576
Henderson Land Development Co. Ltd.	366,064	2,253,663
HKBN Ltd.	274,500	491,241
HKT Trust & HKT Ltd.	549,720	852,040
Hong Kong & China Gas Co. Ltd.	1,647,716	3,931,634
Hong Kong Exchanges & Clearing Ltd.	184,800	6,407,016
Hongkong Land Holdings Ltd.	201,300	1,403,061
Hopewell Holdings Ltd.(c)	93,000	457,568
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	24,266
Hutchison Telecommunications Hong Kong Holdings Ltd.	372,000	157,422
Hysan Development Co. Ltd.	183,000	1,024,001
Jardine Matheson Holdings Ltd.	36,600	2,408,280
Jardine Strategic Holdings Ltd.	37,100	1,403,122
Kerry Logistics Network Ltd.	183,500	326,985
Kerry Properties Ltd.	93,000	397,112
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	183,500	75,080
Link REIT	366,000	4,268,616
Macau Legend Development Ltd.	1,426,000	230,838
Man Wah Holdings Ltd.	732,000	376,944
Melco International Development Ltd.	183,000	448,788
Melco Resorts & Entertainment Ltd., ADR	50,425	1,265,668
MGM China Holdings Ltd.	219,600	452,333
MTR Corp. Ltd.	274,500	1,633,970
New World Development Co. Ltd.	915,000	1,513,843
NWS Holdings Ltd.	367,000	762,498
Pacific Basin Shipping Ltd.	1,216,000	249,542
Pacific Textiles Holdings Ltd.	186,000	157,422
PCCW Ltd.	732,000	441,324
Power Assets Holdings Ltd.	274,500	1,913,879
Sands China Ltd.	439,200	2,412,818
Shangri-La Asia Ltd.	366,000	518,765
Shun Tak Holdings Ltd.	734,000	326,517
Sino Land Co. Ltd.	366,000	643,791
SITC International Holdings Co. Ltd.	367,000	389,669
SJM Holdings Ltd.	366,000	441,790
SmarTone Telecommunications Holdings Ltd.	93,000	96,848
Sun Hung Kai & Co. Ltd.	369,000	183,903
Sun Hung Kai Properties Ltd.	274,500	4,737,464
SUNeVision Holdings Ltd.	549,000	468,148
Sunlight REIT	367,000	269,915
Swire Pacific Ltd., Class A	91,500	1,158,125
Swire Properties Ltd.	219,600	891,511
Techtronic Industries Co. Ltd.	274,500	1,983,857
Television Broadcasts Ltd.	48,700	95,595
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	806
Value Partners Group Ltd.	388,000	291,789
VTech Holdings Ltd.	36,700	334,704
WH Group Ltd.(d)	1,647,000	1,952,367
Wharf Real Estate Investment Co. Ltd.	183,000	1,401,879
Wheelock & Co. Ltd.	183,000	1,302,744
Wynn Macau Ltd.	366,000	1,049,660
Xinyi Glass Holdings Ltd.	372,000	424,850
Yue Yuen Industrial Holdings Ltd.	183,000	591,308

		104,028,939

Japan — 65.6%
Acom Co. Ltd.	73,200	256,323
ADEKA Corp.	18,600	278,061

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Advance Residence Investment Corp.	186	$518,545
Advantest Corp.	36,700	1,034,685
Aeon Co. Ltd.	109,800	2,025,446
AEON Financial Service Co. Ltd.	18,600	383,941
Aeon Mall Co. Ltd.	36,700	561,498
AEON REIT Investment Corp.	367	443,530
AGC Inc./Japan	36,600	1,243,825
Aica Kogyo Co. Ltd.	18,300	630,949
Aida Engineering Ltd.	54,900	429,834
Aiful Corp.(a)	201,300	469,926
Aisin Seiki Co. Ltd.	36,600	1,414,707
Ajinomoto Co. Inc.	91,500	1,472,626
Alfresa Holdings Corp.	36,700	1,019,856
Alps Alpine Co. Ltd.	48,124	1,014,115
Amada Holdings Co. Ltd.	73,200	812,347
Amano Corp.	36,700	952,305
ANA Holdings Inc.	18,300	638,836
Anritsu Corp.	36,700	634,650
AOKI Holdings Inc.	18,600	193,891
Aozora Bank Ltd.	18,300	445,115
Asahi Group Holdings Ltd.	73,200	3,173,807
Asahi Intecc Co. Ltd.	18,300	921,778
Asahi Kasei Corp.	201,300	2,065,867
Astellas Pharma Inc.	329,400	4,462,982
Autobacs Seven Co. Ltd.	18,600	323,987
Azbil Corp.	36,600	876,428
Bandai Namco Holdings Inc.	36,600	1,741,683
Bank of Saga Ltd. (The)	18,600	294,093
Bank of the Ryukyus Ltd.	18,600	200,571
Benesse Holdings Inc.	18,300	503,609
Bic Camera Inc.	36,700	392,785
Bridgestone Corp.	109,800	4,343,693
Brother Industries Ltd.	54,900	1,076,065
Calbee Inc.	18,300	502,788
Canon Inc.	164,700	4,567,976
Canon Marketing Japan Inc.	18,600	401,142
Capcom Co. Ltd.	18,300	411,596
Casio Computer Co. Ltd.	36,700	461,654
Cawachi Ltd.	18,600	327,995
Central Japan Railway Co.	27,400	5,878,545
Chiba Bank Ltd. (The)	183,000	954,640
Chubu Electric Power Co. Inc.	109,800	1,593,147
Chugai Pharmaceutical Co. Ltd.	36,600	2,313,481
Chugoku Bank Ltd. (The)	73,200	705,217
Chugoku Electric Power Co. Inc. (The)	54,900	654,117
Citizen Watch Co. Ltd.	54,900	307,588
CKD Corp.	54,900	631,442
Coca-Cola Bottlers Japan Holdings Inc.	36,625	900,046
Colowide Co. Ltd.(b)	19,000	380,768
COMSYS Holdings Corp.	18,600	487,149
Concordia Financial Group Ltd.	219,600	851,782
Corona Corp.	36,700	346,323
Cosmo Energy Holdings Co. Ltd.	18,300	377,420
CyberAgent Inc.	18,300	727,892
Dai Nippon Printing Co. Ltd.	54,900	1,297,883
Daibiru Corp.	18,600	164,164
Daifuku Co. Ltd.	18,300	1,114,020
Dai-ichi Life Holdings Inc.	183,000	2,620,741
Daiichi Sankyo Co. Ltd.	92,100	4,532,436
Daikin Industries Ltd.	36,700	4,646,195

Security	Shares	Value

Japan (continued)
Daikyonishikawa Corp.	18,600	$186,543
Daio Paper Corp.	36,900	425,406
Daiseki Co. Ltd.	18,600	508,525
Daito Trust Construction Co. Ltd.	18,300	2,442,465
Daiwa House Industry Co. Ltd.	109,800	3,067,006
Daiwa House REIT Investment Corp.	369	846,505
Daiwa Securities Group Inc.	347,700	1,608,083
DCM Holdings Co. Ltd.	36,700	362,799
DeNA Co. Ltd.	18,600	289,751
Denso Corp.	73,200	3,189,581
Dentsu Inc.	36,600	1,490,290
DIC Corp.	18,300	534,828
Disco Corp.	4,200	719,515
DMG Mori Co. Ltd.	36,900	526,788
Duskin Co. Ltd.	18,600	457,255
East Japan Railway Co.	54,900	5,158,505
EDION Corp.	36,700	310,405
Eiken Chemical Co. Ltd.	18,300	328,620
Eisai Co. Ltd.	36,600	2,120,910
Electric Power Development Co. Ltd.	18,600	430,869
EPS Holdings Inc.	18,600	331,502
FamilyMart UNY Holdings Co. Ltd.	58,400	1,556,285
Fancl Corp.	37,200	1,102,222
FANUC Corp.	36,600	6,827,071
Fast Retailing Co. Ltd.	9,400	5,423,515
FCC Co. Ltd.	18,600	382,605
Financial Products Group Co. Ltd.	36,900	315,079
Fudo Tetra Corp.	18,310	250,709
Fuji Corp./Aichi	36,700	549,965
Fuji Electric Co. Ltd.	36,600	1,289,832
Fuji Oil Holdings Inc.	18,600	595,367
FUJIFILM Holdings Corp.	73,200	3,407,127
Fujitec Co. Ltd.	18,600	226,624
Fujitsu Ltd.	36,600	2,673,320
Fukuoka Financial Group Inc.	57,432	1,328,349
Fukuoka REIT Corp.	186	289,250
Furukawa Electric Co. Ltd.	18,300	481,099
Glory Ltd.	18,300	460,067
GLP J-REIT	549	590,529
GMO Internet Inc.	18,600	287,079
Godo Steel Ltd.	18,600	288,582
Hachijuni Bank Ltd. (The)	128,100	512,975
Hakuhodo DY Holdings Inc.	54,900	923,257
Hamamatsu Photonics KK	36,600	1,480,431
Hankyu Hanshin Holdings Inc.	36,600	1,363,771
Haseko Corp.	54,900	661,018
Hazama Ando Corp.	36,600	245,479
Heiwa Real Estate REIT Inc.	367	414,533
Heiwado Co. Ltd.	18,600	342,357
Hino Motors Ltd.	54,900	516,590
Hisamitsu Pharmaceutical Co. Inc.	18,300	773,899
Hitachi Chemical Co. Ltd.	18,600	492,660
Hitachi Construction Machinery Co. Ltd.	18,300	484,714
Hitachi High-Technologies Corp.	18,300	813,333
Hitachi Ltd.	165,300	5,475,122
Hitachi Transport System Ltd.	18,600	514,370
Hokkaido Electric Power Co. Inc.	36,700	205,289
Hokuetsu Corp.	18,300	99,572
Hokuhoku Financial Group Inc.	36,700	402,341
Hokuriku Electric Power Co.(a)	36,700	272,181

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Honda Motor Co. Ltd.	274,500	$7,642,869
House Foods Group Inc.	18,300	734,465
Hoya Corp.	73,200	5,136,323
Hulic Co. Ltd.	54,900	472,226
Hulic Reit Inc.	369	604,646
Ibiden Co. Ltd.	18,600	332,170
Ichigo Inc.	105,600	339,437
Ichigo Office REIT Investment	733	675,248
Ichiyoshi Securities Co. Ltd.	55,200	399,968
Idemitsu Kosan Co. Ltd.	33,347	1,079,380
IHI Corp.	18,300	433,285
Iida Group Holdings Co. Ltd.	36,700	619,163
Iino Kaiun Kaisha Ltd.	73,200	254,352
Infomart Corp.	18,300	265,689
Inpex Corp.	164,700	1,598,570
Invesco Office J-Reit Inc.	3,318	505,260
Invincible Investment Corp.	1,647	832,558
Isetan Mitsukoshi Holdings Ltd.	73,200	696,016
Isuzu Motors Ltd.	91,500	1,310,781
Ito En Ltd.	18,300	908,633
ITOCHU Corp.	237,900	4,272,054
Itochu-Shokuhin Co. Ltd.	18,300	769,791
Itoham Yonekyu Holdings Inc.	54,900	341,600
Itoki Corp.	18,600	91,351
J Front Retailing Co. Ltd.	54,900	667,919
JAC Recruitment Co. Ltd.	18,600	453,915
Japan Airlines Co. Ltd.	18,300	612,711
Japan Excellent Inc.	367	525,251
Japan Exchange Group Inc.	91,500	1,485,360
Japan Hotel REIT Investment Corp.	1,098	894,174
Japan Logistics Fund Inc.	186	397,635
Japan Post Bank Co. Ltd.	73,200	803,803
Japan Post Holdings Co. Ltd.	256,200	2,859,319
Japan Prime Realty Investment Corp.	183	731,178
Japan Real Estate Investment Corp.	183	1,013,791
Japan Rental Housing Investments Inc.	367	283,055
Japan Retail Fund Investment Corp.	549	1,049,939
Japan Securities Finance Co. Ltd.	55,000	284,444
Japan Tobacco Inc.	183,000	4,232,620
JFE Holdings Inc.	91,500	1,565,050
JGC Corp.	36,600	521,848
JSP Corp.	18,300	382,184
JSR Corp.	36,700	556,225
JTEKT Corp.	36,700	470,880
JXTG Holdings Inc.	530,700	2,576,426
Kadokawa Dwango(a)	18,600	233,805
Kagome Co. Ltd.	36,600	994,074
Kajima Corp.	91,500	1,351,448
Kakaku.com Inc.	36,700	751,300
Kamei Corp.	36,700	365,764
Kansai Electric Power Co. Inc. (The)	128,100	1,547,552
Kansai Paint Co. Ltd.	36,600	695,030
Kao Corp.	91,500	7,029,993
KDDI Corp.	293,400	6,692,549
Keikyu Corp.	36,600	623,063
Keio Corp.	18,300	1,100,875
Keiyo Co. Ltd.	74,100	320,684
Kenedix Inc.	54,900	260,267
Kewpie Corp.	18,600	428,531
KEY Coffee Inc.	36,900	693,770

Security	Shares	Value

Japan (continued)
Keyence Corp.	15,300	$9,495,273
Kikkoman Corp.	24,900	1,153,616
Kintetsu Group Holdings Co. Ltd.	36,600	1,621,737
Kirin Holdings Co. Ltd.	146,400	3,311,828
Kitz Corp.	36,700	279,431
Kiyo Bank Ltd. (The)	36,700	498,230
Kobe Steel Ltd.	54,900	418,497
Koei Tecmo Holdings Co. Ltd.	18,320	332,597
Kohnan Shoji Co. Ltd.	18,600	410,661
Koito Manufacturing Co. Ltd.	18,300	1,087,731
Kokuyo Co. Ltd.	36,700	465,279
Komatsu Ltd.	164,700	4,217,503
Komori Corp.	36,900	425,406
Konami Holdings Corp.	18,300	831,407
Konica Minolta Inc.	91,500	915,205
Konishi Co. Ltd.	36,700	563,145
Kose Corp.	3,100	580,337
Kubota Corp.	183,000	2,765,333
Kuraray Co. Ltd.	54,900	732,986
Kurita Water Industries Ltd.	18,300	474,198
Kyocera Corp.	54,900	3,544,162
KYORIN Holdings Inc.	18,600	348,369
Kyowa Exeo Corp.	18,600	506,020
Kyowa Hakko Kirin Co. Ltd.	36,700	710,439
Kyushu Electric Power Co. Inc.	91,500	884,808
Kyushu Railway Co.	18,300	594,801
Lawson Inc.	18,300	852,768
Leopalace21 Corp.(a)(b)	73,200	123,561
Lifull Co. Ltd.	36,900	198,788
Lintec Corp.	18,600	400,641
Lion Corp.	36,700	753,936
LIXIL Group Corp.	54,900	713,269
M3 Inc.	73,200	1,294,104
Makita Corp.	36,600	1,330,909
Marubeni Corp.	311,100	2,220,926
Maruha Nichiro Corp.	18,300	578,370
Marui Group Co. Ltd.	36,600	741,694
Marusan Securities Co. Ltd.	55,000	311,111
Matsuda Sangyo Co. Ltd.	18,600	234,807
Matsui Securities Co. Ltd.	36,900	328,000
Mazda Motor Corp.	91,500	1,080,747
McDonald’s Holdings Co. Japan Ltd.	18,300	846,195
Mebuki Financial Group Inc.	329,490	837,223
Medipal Holdings Corp.	36,700	822,146
Megmilk Snow Brand Co. Ltd.	18,600	409,659
MEIJI Holdings Co. Ltd.	18,300	1,437,710
MINEBEA MITSUMI Inc.	73,200	1,294,761
Ministop Co. Ltd.	18,600	292,590
Mirait Holdings Corp.	18,600	272,382
MISUMI Group Inc.	54,900	1,418,650
Mitsubishi Chemical Holdings Corp.	237,900	1,685,539
Mitsubishi Corp.	237,900	6,527,698
Mitsubishi Electric Corp.	347,700	4,938,823
Mitsubishi Estate Co. Ltd.	201,300	3,389,793
Mitsubishi Heavy Industries Ltd.	54,900	2,277,826
Mitsubishi Materials Corp.	18,300	473,869
Mitsubishi Motors Corp.	109,800	614,190
Mitsubishi Tanabe Pharma Corp.	54,900	689,115
Mitsubishi UFJ Financial Group Inc.	2,013,000	9,938,933
Mitsubishi UFJ Lease & Finance Co. Ltd.	73,200	370,683

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui & Co. Ltd.	292,800	$4,716,347
Mitsui Chemicals Inc.	36,600	893,188
Mitsui Fudosan Co. Ltd.	164,700	3,796,048
Mitsui Mining & Smelting Co. Ltd.	18,300	472,555
Mitsui OSK Lines Ltd.	18,300	463,354
Mizuho Financial Group Inc.	3,861,300	6,015,134
Monex Group Inc.(b)	54,900	166,610
MonotaRO Co. Ltd.	36,600	841,923
Mori Hills REIT Investment Corp.	367	488,674
Mori Trust Sogo REIT Inc.	186	280,399
MOS Food Services Inc.	18,300	428,356
MS&AD Insurance Group Holdings Inc.	73,200	2,259,588
Murata Manufacturing Co. Ltd.	110,100	5,891,771
Nabtesco Corp.	36,600	1,114,020
Nagase & Co. Ltd.	18,600	282,403
Nagoya Railroad Co. Ltd.	36,600	989,145
NEC Corp.	54,900	1,846,020
NET One Systems Co. Ltd.	18,300	471,240
Neturen Co. Ltd.	36,700	314,360
Nexon Co. Ltd.(a)	73,400	1,051,820
NGK Insulators Ltd.	36,700	541,727
NGK Spark Plug Co. Ltd.	36,700	710,769
NHK Spring Co. Ltd.	36,700	329,517
Nichicon Corp.	36,700	356,208
NichiiGakkan Co. Ltd.	18,600	227,626
Nichi-Iko Pharmaceutical Co. Ltd.	18,600	222,281
Nidec Corp.	36,700	5,201,432
Nihon M&A Center Inc.	36,600	1,035,152
Nihon Parkerizing Co. Ltd.	36,700	476,812
Nihon Unisys Ltd.	19,000	485,001
Nikkiso Co. Ltd.	18,600	229,296
Nikkon Holdings Co. Ltd.	18,600	437,048
Nikon Corp.	73,200	1,018,721
Nintendo Co. Ltd.	19,000	6,482,604
Nippon Building Fund Inc.	183	1,178,101
Nippon Express Co. Ltd.	18,300	1,002,290
Nippon Light Metal Holdings Co. Ltd.	178,000	391,560
Nippon Paint Holdings Co. Ltd.	36,600	1,385,131
Nippon Paper Industries Co. Ltd.	18,600	368,075
Nippon Parking Development Co. Ltd.	343,300	536,334
Nippon Prologis REIT Inc.	367	787,547
Nippon Sheet Glass Co. Ltd.	36,700	301,508
Nippon Signal Co. Ltd.	36,700	339,732
Nippon Steel Corp.	146,428	2,603,822
Nippon Suisan Kaisha Ltd.	73,200	510,675
Nippon Telegraph & Telephone Corp.	109,800	4,550,723
Nippon Yusen KK	36,700	624,765
Nipro Corp.	18,600	229,964
Nishimatsuya Chain Co. Ltd.	55,000	437,531
Nishi-Nippon Financial Holdings Inc.	54,900	451,523
Nissan Chemical Corp.	36,600	1,620,094
Nissan Motor Co. Ltd.	347,700	2,788,780
Nisshin Seifun Group Inc.	37,000	858,433
Nisshinbo Holdings Inc.	36,700	324,575
Nissin Electric Co. Ltd.	18,600	175,855
Nissin Foods Holdings Co. Ltd.	18,300	1,204,391
Nitori Holdings Co. Ltd.	18,300	2,177,104
Nitto Denko Corp.	36,600	1,968,431
Nitto Kohki Co. Ltd.	18,600	382,605
Nomura Holdings Inc.	603,900	2,265,404

Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	18,600	$393,293
Nomura Real Estate Master Fund Inc.	732	1,071,957
Nomura Research Institute Ltd.	20,970	1,022,376
North Pacific Bank Ltd.	160,700	392,461
NSD Co. Ltd.	36,700	908,479
NSK Ltd.	73,200	755,825
NTT Data Corp.	109,800	1,275,701
NTT DOCOMO Inc.	220,200	4,765,810
Obayashi Corp.	146,400	1,431,467
Obic Co. Ltd.	18,300	2,113,024
Odakyu Electric Railway Co. Ltd.	54,900	1,288,517
Oji Holdings Corp.	183,000	1,094,303
Okabe Co. Ltd.	36,900	336,614
Olympus Corp.	219,600	2,452,816
Omron Corp.	36,600	1,955,286
Ono Pharmaceutical Co. Ltd.	73,200	1,366,729
Orient Corp.(b)	214,200	225,018
Oriental Land Co. Ltd./Japan	36,600	4,032,162
ORIX Corp.	237,900	3,356,766
Orix JREIT Inc.	549	963,677
Osaka Gas Co. Ltd.	73,200	1,350,626
OSG Corp.	18,600	372,250
OSJB Holdings Corp.	141,800	337,392
Otsuka Holdings Co. Ltd.	73,200	2,608,582
Outsourcing Inc.	36,600	477,484
PALTAC Corp.	18,300	1,003,933
Pan Pacific International Holdings Corp.	18,300	1,178,101
Panasonic Corp.	384,300	3,522,966
Park24 Co. Ltd.	18,600	389,619
Penta-Ocean Construction Co. Ltd.	73,200	334,535
PeptiDream Inc.(a)(b)	18,300	984,215
Persol Holdings Co. Ltd.	36,700	686,714
Pigeon Corp.	18,300	774,721
Proto Corp.	18,600	347,200
Rakuten Inc.	164,700	1,826,303
Recruit Holdings Co. Ltd.	183,000	5,469,872
Relia Inc.	18,600	195,895
Renesas Electronics Corp.(a)	183,000	974,357
Resona Holdings Inc.	366,000	1,543,526
Ricoh Co. Ltd.	128,100	1,291,639
Ringer Hut Co. Ltd.	18,600	392,959
Rohm Co. Ltd.	18,300	1,339,125
Rohto Pharmaceutical Co. Ltd.	36,700	1,026,447
Round One Corp.	18,400	246,820
Royal Holdings Co. Ltd.	18,600	454,082
Ryohin Keikaku Co. Ltd.	3,900	740,256
Saizeriya Co. Ltd.	18,300	410,610
Sakata Seed Corp.	18,300	580,835
San ju San Financial Group Inc.	18,600	251,006
Sanrio Co. Ltd.	18,300	416,525
Santen Pharmaceutical Co. Ltd.	73,200	1,113,363
Sanwa Holdings Corp.	54,900	657,568
SBI Holdings Inc./Japan	55,000	1,171,852
Secom Co. Ltd.	36,600	3,068,649
Sega Sammy Holdings Inc.	36,700	462,642
Seibu Holdings Inc.	36,700	595,438
Seikagaku Corp.	18,600	204,078
Seiko Epson Corp.	54,900	876,921
Seino Holdings Co. Ltd.	36,700	497,242
Sekisui Chemical Co. Ltd.	73,200	1,170,543

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	109,800	$1,766,659
Sekisui House Reit Inc.	915	659,704
Sekisui Plastics Co. Ltd.	36,600	272,097
Senshu Ikeda Holdings Inc.	123,900	307,038
Seven & i Holdings Co. Ltd.	128,100	4,438,500
Seven Bank Ltd.	123,700	335,420
Shikoku Electric Power Co. Inc.	36,700	369,719
Shimachu Co. Ltd.	18,600	447,736
Shimadzu Corp.	36,600	977,314
Shimano Inc.	18,300	2,676,606
Shimizu Corp.	147,000	1,252,552
Shin-Etsu Chemical Co. Ltd.	54,900	5,141,253
Shin-Etsu Polymer Co. Ltd.	54,900	416,525
Shinko Electric Industries Co. Ltd.	36,700	322,598
Shinko Plantech Co. Ltd.	36,700	382,570
Shinsei Bank Ltd.(a)	36,700	508,116
Shionogi & Co. Ltd.	54,900	3,192,210
Shiseido Co. Ltd.	73,200	5,729,810
Shizuoka Bank Ltd. (The)	165,300	1,261,549
Showa Corp.	18,600	271,881
Showa Denko KK	36,600	1,237,253
SKY Perfect JSAT Holdings Inc.	36,600	145,907
SMC Corp./Japan	8,600	3,556,597
Sodick Co. Ltd.	36,900	330,650
Softbank Corp.	292,800	3,449,191
SoftBank Group Corp.	146,400	15,188,795
Sohgo Security Services Co. Ltd.	18,300	814,155
Sojitz Corp.	267,400	919,544
Sompo Holdings Inc.	54,900	2,051,079
Sony Corp.	219,600	10,276,590
Sony Financial Holdings Inc.	36,700	747,016
Square Enix Holdings Co. Ltd.	18,300	629,306
Stanley Electric Co. Ltd.	36,600	989,145
Star Micronics Co. Ltd.	18,600	301,942
Subaru Corp.	91,500	2,235,024
SUMCO Corp.	54,900	719,677
Sumitomo Chemical Co. Ltd.	348,300	1,726,255
Sumitomo Corp.	201,300	2,872,874
Sumitomo Dainippon Pharma Co. Ltd.	36,600	805,118
Sumitomo Electric Industries Ltd.	128,100	1,695,923
Sumitomo Forestry Co. Ltd.	36,700	503,173
Sumitomo Heavy Industries Ltd.	36,600	1,289,832
Sumitomo Metal Mining Co. Ltd.	54,900	1,714,901
Sumitomo Mitsui Construction Co. Ltd.	61,200	397,834
Sumitomo Mitsui Financial Group Inc.	219,600	7,928,275
Sumitomo Mitsui Trust Holdings Inc.	54,900	1,904,679
Sumitomo Realty & Development Co. Ltd.	73,200	2,696,652
Sumitomo Rubber Industries Ltd.	36,700	450,450
Suntory Beverage & Food Ltd.	18,300	805,118
Suzuken Co. Ltd./Aichi Japan	18,300	1,051,582
Suzuki Motor Corp.	54,900	2,496,687
Sysmex Corp.	36,600	2,087,391
T&D Holdings Inc.	91,500	982,983
Taiheiyo Cement Corp.	18,300	586,586
Taisei Corp.	36,600	1,602,020
Taiyo Nippon Sanso Corp.	36,700	609,278
Taiyo Yuden Co. Ltd.	18,400	443,913
Takara Bio Inc.	18,600	406,152
Takara Holdings Inc.	36,600	425,234
Takasago Thermal Engineering Co. Ltd.	18,600	293,592

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	256,200	$9,458,984
Takeuchi Manufacturing Co. Ltd.	18,600	349,705
Tatsuta Electric Wire and Cable Co. Ltd.	55,000	240,000
TDK Corp.	18,300	1,592,162
Teijin Ltd.	36,700	628,390
Terumo Corp.	109,800	3,299,669
THK Co. Ltd.	36,600	954,968
TIS Inc.	18,300	831,407
Tobu Railway Co. Ltd.	36,600	1,031,865
Tocalo Co. Ltd.	73,200	598,745
Toho Co. Ltd./Tokyo	36,600	1,529,724
Toho Holdings Co. Ltd.	18,600	434,209
Tohoku Electric Power Co. Inc.	73,800	842,861
Tokai Rika Co. Ltd.	18,600	322,149
Tokai Tokyo Financial Holdings Inc.	146,400	483,728
Tokio Marine Holdings Inc.	109,800	5,522,780
Tokyo Broadcasting System Holdings Inc.	18,600	352,544
Tokyo Electric Power Co. Holdings Inc.(a)	256,200	1,444,611
Tokyo Electron Ltd.	26,300	4,166,676
Tokyo Gas Co. Ltd.	73,200	1,858,015
Tokyo Seimitsu Co. Ltd.	18,300	529,077
Tokyo Steel Manufacturing Co. Ltd.	36,700	313,042
Tokyo Tatemono Co. Ltd.	54,900	616,655
Tokyu Construction Co. Ltd.	36,700	263,284
Tokyu Corp.	91,500	1,488,646
Tokyu Fudosan Holdings Corp.	91,500	514,290
Tokyu REIT Inc.	369	579,798
TOMONY Holdings Inc.	91,500	331,906
Topcon Corp.	36,600	441,993
Toppan Forms Co. Ltd.	18,600	169,508
Toppan Printing Co. Ltd.	73,800	1,193,390
Topre Corp.	18,600	346,699
Toray Industries Inc.	237,900	1,619,108
Toshiba Corp.	109,800	3,647,677
Tosoh Corp.	73,200	1,173,172
TOTO Ltd.	18,300	770,613
Towa Bank Ltd. (The)	54,900	350,473
Toyo Construction Co. Ltd.	36,600	134,077
Toyo Seikan Group Holdings Ltd.	36,700	731,199
Toyo Suisan Kaisha Ltd.	18,300	695,852
Toyo Tire Corp.	18,600	216,937
Toyobo Co. Ltd.	18,600	242,322
Toyoda Gosei Co. Ltd.	18,600	385,778
Toyota Boshoku Corp.	18,600	274,554
Toyota Industries Corp.	36,600	2,070,303
Toyota Motor Corp.	384,300	23,825,737
Toyota Tsusho Corp.	36,600	1,209,320
Trend Micro Inc./Japan	18,300	913,562
TS Tech Co. Ltd.	18,300	546,330
TSI Holdings Co. Ltd.	36,700	228,026
Tsukui Corp.	36,700	228,356
Tsumura & Co.	18,300	561,118
Ube Industries Ltd.	18,600	395,798
Unicharm Corp.	73,200	2,398,265
United Super Markets Holdings Inc.	36,600	329,934
United Urban Investment Corp.	549	876,428
Ushio Inc.	36,700	444,189
USS Co. Ltd.	54,900	1,047,968
VT Holdings Co. Ltd.	73,300	294,845
Wacom Co. Ltd.	54,900	220,339

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Wakita & Co. Ltd.	18,600	$194,225
West Japan Railway Co.	36,600	2,715,055
Yahoo Japan Corp.	530,700	1,410,435
Yakult Honsha Co. Ltd.	18,300	1,240,539
Yamada Denki Co. Ltd.	128,100	606,139
Yamaha Corp.	18,900	975,758
Yamaha Motor Co. Ltd.	54,900	1,127,822
Yamato Holdings Co. Ltd.	54,900	1,189,192
Yaskawa Electric Corp.	54,900	2,018,545
Yokogawa Electric Corp.	54,900	1,142,610
Yokohama Rubber Co. Ltd. (The)	18,600	349,538
Yoshinoya Holdings Co. Ltd.	36,700	555,566
Zensho Holdings Co. Ltd.	19,000	427,169
ZOZO Inc.	36,700	647,502

		673,521,266

New Zealand — 1.0%
a2 Milk Co. Ltd.(a)	139,160	1,556,354
Air New Zealand Ltd.	99,310	177,827
Argosy Property Ltd.	158,519	139,017
Auckland International Airport Ltd.	159,772	849,219
Chorus Ltd.	100,379	400,987
Contact Energy Ltd.	107,558	481,311
Fisher & Paykel Healthcare Corp. Ltd.	114,470	1,206,936
Fletcher Building Ltd.	136,831	470,863
Goodman Property Trust	180,350	208,077
Infratil Ltd.	103,064	298,303
Kiwi Property Group Ltd.	177,196	181,985
Mercury NZ Ltd.	121,345	299,422
Meridian Energy Ltd.	221,464	599,639
Metlifecare Ltd.	44,566	147,119
New Zealand Refining Co. Ltd. (The)	55,342	76,768
Precinct Properties New Zealand Ltd.	164,585	175,619
Ryman Healthcare Ltd.	91,380	740,437
SKYCITY Entertainment Group Ltd.	98,288	267,437
Spark New Zealand Ltd.	306,166	749,348
Summerset Group Holdings Ltd.	81,843	306,200
Trade Me Group Ltd.	89,172	382,385
Z Energy Ltd.	58,935	248,793

		9,964,046

Singapore — 3.7%
Ascendas Hospitality Trust	530,700	362,585
Ascendas REIT	366,058	806,769
Ascott Residence Trust	232,230	204,728
Cache Logistics Trust	214,100	119,539
CapitaLand Commercial Trust	442,276	630,338
CapitaLand Ltd.	348,000	902,468
CapitaLand Mall Trust	348,000	618,689
CapitaLand Retail China Trust	232,900	258,360
CDL Hospitality Trusts	322,800	379,430
City Developments Ltd.	91,500	600,948
ComfortDelGro Corp. Ltd.	402,900	796,210
COSCO Shipping International Singapore Co. Ltd.(a)	896,700	233,859
DBS Group Holdings Ltd.	295,500	6,132,732
ESR-REIT	502,928	195,821
Far East Hospitality Trust	348,000	168,733
First REIT	304,700	217,131
First Resources Ltd.	18,300	24,603
Frasers Centrepoint Trust	178,000	312,533
Frasers Commercial Trust	178,000	193,535

Security	Shares	Value

Singapore (continued)
Genting Singapore Ltd.	1,061,400	$768,057
Jardine Cycle & Carriage Ltd.	18,300	477,532
Keppel Corp. Ltd.	237,900	1,183,208
Keppel REIT	201,300	180,419
Lippo Malls Indonesia Retail Trust	1,848,300	291,937
Mapletree Commercial Trust	219,687	311,487
Mapletree Industrial Trust	232,300	351,556
Mapletree Logistics Trust	329,420	358,170
Mapletree North Asia Commercial Trust	348,000	347,693
OUE Hospitality Trust	348,000	182,795
Oversea-Chinese Banking Corp. Ltd.	507,575	4,511,943
Raffles Medical Group Ltd.	231,400	183,597
Sabana Shari’ah Compliant Industrial REIT	517,480	157,768
SATS Ltd.	170,500	655,095
Sembcorp Industries Ltd.	196,300	383,601
Sembcorp Marine Ltd.(a)	232,300	291,826
Silverlake Axis Ltd.	1,317,600	503,344
Singapore Airlines Ltd.	91,500	650,691
Singapore Exchange Ltd.	128,100	694,518
Singapore Press Holdings Ltd.	223,300	411,757
Singapore Technologies Engineering Ltd.	339,400	987,382
Singapore Telecommunications Ltd.	1,262,700	2,940,610
Soilbuild Business Space REIT	534,760	237,680
Starhill Global REIT	348,000	194,299
Suntec REIT	348,000	472,965
United Overseas Bank Ltd.	203,700	4,164,686
UOL Group Ltd.	91,500	509,528
Venture Corp. Ltd.	54,900	684,435
Wilmar International Ltd.	292,800	782,980
Wing Tai Holdings Ltd.	141,800	213,554
Yangzijiang Shipbuilding Holdings Ltd.	466,100	537,597
Yanlord Land Group Ltd.	214,600	230,176
Yoma Strategic Holdings Ltd.	869,533	207,610

		38,219,507

Total Common Stocks — 98.9% (Cost: $955,102,481)		1,015,527,145

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	2

Total Warrants — 0.0% (Cost: $0)		2

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	1,727,377	1,728,068

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	208,748	$208,748

		1,936,816

Total Short-Term Investments — 0.2% (Cost: $1,936,136)		1,936,816

Total Investments in Securities — 99.1% (Cost: $957,038,617)		1,017,463,963

Other Assets, Less Liabilities — 0.9%		9,545,928

Net Assets — 100.0%		$1,027,009,891

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,977,154	(7,249,777)	1,727,377	$1,728,068	$165,210	(a)	$1,985	$(1,927)
BlackRock Cash Funds: Treasury, SL Agency Shares	94,414	114,334	208,748	208,748	5,626		—	—

				$1,936,816	$170,836		$1,985	$(1,927)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	31	06/20/19	$ 3,439	$79,274
Nikkei 225 Index	17	06/13/19	1,704	6,827
TOPIX Index	45	06/13/19	6,525	45,280

				$131,381

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core MSCI Pacific ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,014,944,074	$—	$583,071	$1,015,527,145
Warrants	—	—	2	2
Money Market Funds	1,936,816	—	—	1,936,816

	$1,016,880,890	$—	$583,073	$1,017,463,963

Derivative financial instruments(a)
Assets
Futures Contracts	$131,381	$—	$—	$131,381

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

9